Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Total assets	$ 325,266	[1]	$ 246,981	[1],[2]	$ 209,982	[1],[2]
Total revenue	14,730		13,875	[2]	7,654	[2]
Income (loss) before taxes	3,617		3,694	[2],[3],[4]	(2,208)	[2],[3],[4]
Net income (loss) from continuing operations	2,569		2,647	[2],[3]	(813)	[2],[3]
EMEA
Total assets	61,115	[1],[5]	72,629	[1],[2],[5]	58,011	[1],[2],[5]
Total revenue	3,780	[5]	3,497	[2],[5]	2,825	[2],[5],[6]
Income (loss) before taxes	1,135		1,222	[2]	863	[2],[6]
Net income (loss) from continuing operations	867		916	[2]	667	[2],[6]
APAC
Total assets	13,030	[1]	8,806	[1],[2]	5,588	[1],[2]
Total revenue	842		745	[2]	669	[2]
Income (loss) before taxes	426		394	[2]	287	[2]
Net income (loss) from continuing operations	325		295	[2]	222	[2]
Other
Total assets	1,694	[1]	3,124	[1],[2]	1,375	[1],[2]
Total revenue	769		735	[2]	578	[2]
Income (loss) before taxes	350		348	[2]	257	[2]
Net income (loss) from continuing operations	267		261	[2]	199	[2]
Foreign
Total assets	75,839	[1]	84,559	[1],[2]	64,974	[1],[2]
Total revenue	5,391		4,977	[2]	4,072	[2]
Income (loss) before taxes	1,911		1,964	[2]	1,407	[2]
Net income (loss) from continuing operations	1,459		1,472	[2]	1,088	[2]
Domestic
Total assets	249,427	[1]	162,422	[1],[2]	145,008	[1],[2]
Total revenue	9,339		8,898	[2]	3,582	[2]
Income (loss) before taxes	1,706		1,730	[2]	(3,615)	[2]
Net income (loss) from continuing operations	$ 1,110		$ 1,175	[2]	$ (1,901)	[2],[7]

[1]	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.
[2]	Presented on a continuing operations basis.
[3]	In 2011, BNY Mellon realigned its internal reporting structure. See Note 26 of the Notes to Consolidated Financial Statements for additional information.
[4]	Based on continuing operations for 2010 and 2009.
[5]	Includes revenue of approximately $2.2 billion, $2.1 billion and $1.6 billion and assets of approximately $28.3 billion, $44.7 billion and $43.0 billion in 2011, 2010, and 2009, respectively, of international operations domiciled in the United Kingdom, which is 15%, 15% and 21% of total revenue and 9%, 18%, and 20% of total assets, respectively.
[6]	In 2009, excludes the $269 million of investment securities losses on the European floating rate notes.
[7]	Domestic income from continuing operations in 2009 was reduced by investment securities losses.